MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2010-3

Collection Period						12/01/10-12/31/10
Determination Date						01/10/2011
Distribution Date						01/18/2011

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$631,466,866.82
2	.	Collections allocable to Principal				$18,856,049.67
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$20,264.69
5	.	Pool Balance on the close of the last day of the related Collection Period				$612,590,552.46
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,011.40

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$107,781,057.67		$85,002,717.20
		b.	Class A-2 Note Balance	$202,000,000.00		$202,000,000.00
		c.	Class A-3 Note Balance	$167,000,000.00		$167,000,000.00
		d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
		e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
		f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
		g.	Class D Note Balance	$8,125,000.00		$8,125,000.00
		h.	Note Balance (sum a - g)	$627,781,057.67		$605,002,717.20

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.8290851		0.6538671
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Class D Note Pool Factor	1.0000000		1.0000000
		h.	Note Pool Factor	0.9658170		0.9307734

9	.	Overcollateralization Target Amount				$9,188,858.29
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$7,587,835.26

11	.	Weighted Average Coupon			%	9.00%
12	.	Weighted Average Original Term			months	64.89
13	.	Weighted Average Remaining Term			months	55.99

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,963,013.77
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,963,013.77

15	.	Principal:
		a.	Collections allocable to Principal			$18,856,049.67
		b.	Liquidation Proceeds allocable to Principal			$293.09
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$18,856,342.76

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$23,819,356.53
17	.	Interest Income from Collection Account				$2,239.94
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + 17+ 18)				$23,821,596.47

Available Funds

20	.	Available Collections		$23,821,596.47
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$23,821,596.47

Application of Available Funds

23	.	Servicing Fee
		a.	Monthly Servicing Fee	$526,222.39
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$526,222.39
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$3,946.67
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$3,946.67
		e.	Shortfall Amount (a + b + c - d)	$0.00

26	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$31,876.55
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$31,876.55

		e.	Class A-2 Monthly Interest	$126,250.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$126,250.00

		i.	Class A-3 Monthly Interest	$137,775.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$137,775.00

		m.	Class A-4 Monthly Interest	$127,781.25
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$127,781.25

27	.	Priority Principal Distributable Amount		$0.00

28	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$28,166.67
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$28,166.67

29	.	Secondary Principal Distributable Amount		$0.00

30	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$37,177.29
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$37,177.29

31	.	Tertiary Principal Distributable Amount		$7,065,505.21

32	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$24,239.58
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a-c)	$24,239.58

33	.	Quaternary Principal Distributable Amount		$8,125,000.00

34	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 26 through Ln 33))		$16,233,940.61

35	.	Reserve Account Deficiency		$0.00

36	.	Regular Principal Distributable Amount	$9,188,858.29

37	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

38	.	Additional Servicing Fees, if any	$0.00

39	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

40	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,963,013.77
		b.	Total Daily Deposits of Principal Collections	$18,856,342.76
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$2,239.94
		e.	Total Deposits to Collection Account (sum a - d)	$23,821,596.47

41	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$526,222.39
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,946.67
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,291,427.41
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		f.	Total Withdrawals from Collection Account (sum a - e)	$23,821,596.47

Note Payment Account Activity

42	.	Deposits
		a.	Class A-1 Interest Distribution	$31,876.55
		b.	Class A-2 Interest Distribution	$126,250.00
		c.	Class A-3 Interest Distribution	$137,775.00
		d.	Class A-4 Interest Distribution	$127,781.25
		e.	Class B Interest Distribution	$28,166.67
		f.	Class C Interest Distribution	$37,177.29
		g.	Class D Interest Distribution	$24,239.58

		h.	Class A-1 Principal Distribution	$22,778,340.47
		i.	Class A-2 Principal Distribution	$0.00
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4 Principal Distribution	$0.00
		l.	Class B Principal Distribution	$0.00
		m.	Class C Principal Distribution	$0.00
		n.	Class D Principal Distribution	$0.00
		o.	Total Deposits to Note Payment Account (sum a - n)	$23,291,606.81

43	.	Withdrawals
		a.	Class A-1 Distribution	$22,810,217.02
		b.	Class A-2 Distribution	$126,250.00
		c.	Class A-3 Distribution	$137,775.00
		d.	Class A-4 Distribution	$127,781.25
		e.	Class B Distribution	$28,166.67
		f.	Class C Distribution	$37,177.29
		g.	Class D Distribution	$24,239.58
		h.	Total Withdrawals from Note Payment Account (sum a - g)	$23,291,606.81

Certificate Payment Account Activity

44	.	Deposits
		a.	Excess Collections	$0.00
		b.	Reserve Account surplus (Ln 54)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

45	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

46	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$605,002,717.20

47	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

48	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
49	.	Investment Earnings	$179.40
50	.	Reserve Account Draw Amount	$0.00
51	.	Reserve Account Amount (Ln 48+ Ln 49 - Ln 50)	$1,625,179.40
52	.	Deposit from Available Funds (Ln 41d)	$0.00
53	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$179.40
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 53 exist		$0.00
55	.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)		$1,625,000.00
56	.	Reserve Account Deficiency (Ln47 - Ln55)		$0.00

Instructions to the Trustee

57	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
58	.	Amount to be paid to Servicer from the Collection Account			$526,222.39
59	.	Amount to be paid to Backup Servicer from the Collection Account			$3,946.67
60	.	Amount to be deposited from the Collection Account into the Note Payment Account			$23,291,427.41
61	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
62	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
63	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$179.40
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
64	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$22,810,217.02
65	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$126,250.00
66	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$137,775.00
67	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$127,781.25
68	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,166.67
69	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,177.29
70	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,239.58
71	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

72	.	Net Losses with respect to preceding Collection Period			$19,971.60
73	.	Cumulative Net Losses			$23,261.63
74	.	Cumulative Net Loss Percentage			0.0036%

75	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	598	$6,397,264.94
		b.	61 to 90 days past due	110	$1,177,762.95
		c.	91 or more days past due	2	$41,990.66
		d.	Total Past Due (sum a - c)	710	7,617,018.55

Servicer Covenant
76	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,058,922,000.00
77	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 10, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President